Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Schedule of Company's Property, Plant and Equipment

	January 31, 2022			January 31, 2021
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,023.6	$663.6	$360.0	$924.5	$632.0	$292.5
Equipment	1,029.8	516.5	513.3	896.6	471.6	425.0
Building	604.6	185.9	418.7	422.7	168.1	254.6
Land	149.9	—	149.9	92.2	—	92.2
Total	$2,807.9	$1,366.0	$1,441.9	$2,336.0	$1,271.7	$1,064.3

Schedule of Changes in Property, Plant and Equipment
The following table explains the changes in property, plant and equipment during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions [a]	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Tooling	$292.5	$172.5	$(0.1)	$(95.8)	$(9.1)	$360.0
Equipment	425.0	195.7	(1.1)	(92.8)	(13.5)	513.3
Building	254.6	197.3	(0.3)	(22.0)	(10.9)	418.7
Land	92.2	60.4	—	—	(2.7)	149.9
Total	$1,064.3	$625.9	$(1.5)	$(210.6)	$(36.2)	$1,441.9
[a]
Government assistance of $3.0 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions [b]	Disposals	Depreciation	Impairment (Note 25)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2021
Tooling	$313.5	$90.8	$(0.1)	$(95.4)	$(21.7)	$5.4	$292.5
Equipment	403.6	105.3	(0.9)	(82.5)	(8.8)	8.3	425.0
Building	247.4	23.7	(0.3)	(19.3)	—	3.1	254.6
Land	62.9	32.9	(5.4)	—	—	1.8	92.2
Total	$1,027.4	$252.7	$(6.7)	$(197.2)	$(30.5)	$18.6	$1,064.3
[b]
Government assistance of $0.6 million has been recorded against the additions.